Note 4 - Shareholder Remuneration System - Shareholder System (Details) - EUR (€)	1 Months Ended			12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Mar. 29, 2017	Dec. 31, 2016	Sep. 28, 2016
Share holder Remuneration System Abstract
BBVA Shareholder Remuneration Policy				BBVA’s shareholder remuneration policy communicated in October 2013 established the distribution of an annual pay-out of between 35% and 40% of the profits earned in each year and the progressive reduction of the remuneration via “Dividend Options”, so that the shareholders’ remuneration would ultimately be fully in cash. As announced on February 1, 2017, BBVA’s Board of Directors executed a capital increase to be charged to voluntary reserves for the instrumentation of the last “Dividend Option”, being the subsequent shareholders’ remunerations fully in cash, dated March 29, 2017
Issue Of Equity	€ 49,622,955.62	€ 42,266,085.33	€ 55,702,125.43
Number Of Shares Issued			113,677,807			101,271,338		86,257,317
Par Value Per Share			€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Percentage Of Owners Who Have Opted To Receive Newly Issued BBVA Ordinary Shares	83.28%	87.85%	82.13%
Percentage Of Owners Who Have Opted To Sell The Rights Of Free Allocation Assigned To Them To BBVA	16.72%	12.15%	17.87%
Number Of Rights Adquired By BBVA	1,097,962,903	787,374,942	1,137,500,965
Total Amount Of Number Of Shares Adquired	€ 143,833,140.29	€ 62,989,995.36	€ 146,737,624.49
Price Per Right	€ 0.131	€ 0.08	€ 0.129